Retirement Plans	12 Months Ended
Sep. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
RETIREMENT PLANS

Retirement plans expense includes the following components:

	U.S. Plans			Non-U.S. Plans
	2013	2014	2015	2013	2014	2015
Defined benefit plans:
Service cost (benefits earned during the period)	$70	59	69	31	32	37
Interest cost	167	182	182	46	53	46
Expected return on plan assets	(280)	(286)	(303)	(50)	(58)	(58)
Net amortization and other	226	153	174	18	18	20
Net periodic pension expense	183	108	122	45	45	45
Defined contribution plans	113	119	111	63	59	61
Total retirement plans expense	$296	227	233	108	104	106

The increase in net periodic pension expense in 2015 is attributable to higher service costs and amortization compared to the prior year. The decline in net periodic pension expense in 2014 is attributable to a higher interest rate assumption than in 2013 and favorable pension asset investment performance. For defined contribution plans, the Company makes cash contributions based on plan requirements, which are expensed as incurred. The Company has one small business that participates in multiemployer pension plans. Such participation is insignificant individually and in total. Cash contributed was inconsequential in all years. The Company could potentially incur immaterial liabilities upon withdrawal from these plans, although it has no intention to do so. Additionally, as with participation in any multiemployer plan, there is a theoretical but remote possibility the Company could incur material liabilities should all other participating employers be unable to fund their obligations.

The Company will begin transitioning from defined benefit to defined contribution retirement plans in 2016. The principal U.S. defined benefit pension plan has been closed to employees hired after January 1, 2016, and current employees not meeting combined age and years of service criteria will cease accruing benefits effective October 1, 2016. Affected employees will be enrolled in an enhanced defined contribution plan. The impact of these actions had an inconsequential impact on the Company's financial statements at September 30, 2015. Over time, defined benefit plan expense will decline while defined contribution plan expense will increase, with an expectation of reduced earnings volatility.

Details of the changes in the actuarial present value of the projected benefit obligation and the fair value of plan assets for defined benefit pension plans follow:

	U.S. Plans		Non-U.S. Plans
	2014	2015	2014	2015
Projected benefit obligation, beginning	$3,863	4,336	1,269	1,330
Service cost	59	69	32	37
Interest cost	182	182	53	46
Actuarial (gain) loss	415	137	89	44
Benefits paid	(174)	(181)	(36)	(36)
Settlements	(14)	(205)	(14)	(25)
Acquisitions (Divestitures), net	—	(70)	(28)	(4)
Foreign currency translation and other	5	(5)	(35)	(144)
Projected benefit obligation, ending	$4,336	4,263	1,330	1,248

Fair value of plan assets, beginning	$4,112	4,473	899	988
Actual return on plan assets	461	(137)	106	49
Employer contributions	85	20	45	33
Benefits paid	(174)	(181)	(36)	(36)
Settlements	(14)	(205)	(14)	(25)
Acquisitions (Divestitures), net	—	(44)	—	(2)
Foreign currency translation and other	3	2	(12)	(72)
Fair value of plan assets, ending	$4,473	3,928	988	935

Net amount recognized in the balance sheet	$137	(335)	(342)	(313)

Location of net amount recognized in the balance sheet:
Noncurrent asset	$344	1	33	32
Current liability	(10)	(11)	(8)	(8)
Noncurrent liability	(197)	(325)	(367)	(337)
Net amount recognized in the balance sheet	137	(335)	(342)	(313)

Pretax accumulated other comprehensive loss	$(961)	(1,322)	(346)	(306)

Approximately $182 of the $1,628 of pretax losses deferred in accumulated other comprehensive income (loss) at September 30, 2015 will be amortized to expense in 2016. As of September 30, 2015, U.S. pension plans were underfunded by $335 and non-U.S. plans were underfunded by $313. The U.S. funded status includes unfunded plans totaling $191 and the non-U.S. status includes unfunded plans totaling $215.

As of the September 30, 2015 and 2014 measurement dates, the plans' total accumulated benefit obligation was $5,254 and $5,277, respectively. Also as of the measurement dates, the total projected benefit obligation, accumulated benefit obligation and fair value of plan assets for individual plans with accumulated benefit obligations in excess of plan assets were $1,245, $1,139 and $648, respectively, for 2015, and $1,028, $928 and $455, respectively, for 2014.

Future benefit payments by U.S. plans are estimated to be $221 in 2016, $213 in 2017, $223 in 2018, $233 in 2019, $242 in 2020 and $1,310 in total over the five years 2021 through 2025. Based on foreign currency exchange rates as of September 30, 2015, future benefit payments by non-U.S. plans are estimated to be $45 in 2016, $46 in 2017, $48 in 2018, $54 in 2019, $55 in 2020 and $333 in total over the five years 2021 through 2025. The Company expects to make contributions to retirement plans in 2016 at levels similar to the prior year.

The weighted-average assumptions used in the valuation of pension benefits follow:

	U.S. Plans			Non-U.S. Plans
	2013	2014	2015	2013	2014	2015
Net pension expense
Discount rate	4.00%	4.75%	4.25%	4.1%	4.2%	3.6%
Expected return on plan assets	7.75%	7.50%	7.50%	5.5%	6.6%	6.6%
Rate of compensation increase	3.25%	3.25%	3.25%	3.4%	3.2%	3.4%

Benefit obligations
Discount rate	4.75%	4.25%	4.35%	4.2%	3.6%	3.3%
Rate of compensation increase	3.25%	3.25%	3.25%	3.2%	3.4%	3.4%

The discount rate for the U.S. retirement plans was 4.35 percent as of September 30, 2015. An actuarially developed, company-specific yield curve is used to determine the discount rate. The expected return on plan assets assumption is determined by reviewing the investment returns of the plans for the past 10 years plus longer-term historical returns of an asset mix approximating the Company's asset allocation targets, and periodically comparing these returns to expectations of investment advisors and actuaries to determine whether long-term future returns are expected to differ significantly from the past.

The Company's asset allocations at September 30, 2015 and 2014, and weighted-average target allocations follow:

	U.S. Plans			Non-U.S. Plans
	2014	2015	Target	2014	2015	Target
Equity securities	65%	65%	60-70%	55%	55%	50-60%
Debt securities	26	30	25-35	32	32	25-35
Other	9	5	3-10	13	13	10-20
Total	100%	100%	100%	100%	100%	100%

The primary objective for the investment of pension assets is to secure participant retirement benefits by earning a reasonable rate of return. Plan assets are invested consistent with the provisions of the prudence and diversification rules of ERISA and with a long-term investment horizon. The Company continuously monitors the value of assets by class and routinely rebalances to remain within target allocations. The strategy for equity assets is to minimize concentrations of risk by investing primarily in companies in a diversified mix of industries worldwide, while targeting neutrality in exposure to market capitalization levels, growth versus value profile, global versus regional markets, fund types and fund managers. The approach for bonds emphasizes investment-grade corporate and government debt with maturities matching a portion of the longer duration pension liabilities. The bonds strategy also includes a high-yield element which is generally shorter in duration. For diversification, a small portion of U.S. plan assets is allocated to private equity partnerships and real asset fund investments, providing opportunities for above market returns. Leveraging techniques are not used and the use of derivatives in any fund is limited and inconsequential.

The fair values of defined benefit pension assets as of September 30, organized by asset class and by the fair value hierarchy of ASC 820, Fair Value Measurement, follow:

	Level 1	Level 2	Level 3	Total	%
2015
U.S. equities	$956	460	257	1,673	34%
International equities	502	677	—	1,179	24%
Emerging market equities	—	211	—	211	4%
Corporate bonds	—	628	—	628	13%
Government bonds	2	674	—	676	14%
High-yield bonds	—	175	—	175	4%
Other	140	67	114	321	7%
Total	$1,600	2,892	371	4,863	100%

2014
U.S. equities	$1,097	535	184	1,816	33%
International equities	589	767	—	1,356	25%
Emerging market equities	—	279	—	279	5%
Corporate bonds	—	594	—	594	11%
Government bonds	2	720	—	722	13%
High-yield bonds	—	181	—	181	3%
Other	209	180	124	513	10%
Total	$1,897	3,256	308	5,461	100%

Asset Classes
U.S. equities reflect companies domiciled in the U.S., including multinational companies. International equities are comprised of companies domiciled in developed nations outside the U.S. Emerging market equities are comprised of companies domiciled in portions of Asia, Eastern Europe and Latin America. Corporate bonds represent investment-grade debt of issuers primarily from the U.S. Government bonds include investment-grade instruments issued by federal, state and local governments, primarily in the U.S. High-yield bonds include noninvestment-grade debt from a diverse group of developed market issuers. Other includes cash, interests in mixed asset funds investing in commodities, natural resources, agriculture, real estate and infrastructure funds, life insurance contracts (U.S.), and shares in certain general investment funds of financial institutions or insurance arrangements (non-U.S.) that typically ensure no market losses or provide for a small minimum return guarantee.

Fair Value Hierarchy Categories
Valuations of Level 1 assets for all classes are based on quoted closing market prices from the principal exchanges where the individual securities are traded. Cash is valued at cost, which approximates fair value. Equity securities categorized as Level 2 assets are primarily nonexchange-traded commingled or collective funds where the underlying securities have observable prices available from active markets. Valuation is based on the net asset value of fund units held as derived from the fair value of the underlying assets. Debt securities categorized as Level 2 assets are generally valued based on independent broker/dealer bids or by comparison to other debt securities having similar durations, yields and credit ratings. Other Level 2 assets are valued based on a net asset value of fund units held, which is derived from either market-observed pricing for the underlying assets or broker/dealer quotation. U.S. equity securities classified as Level 3 are fund investments in private companies. Valuation techniques and inputs for these assets include discounted cash flow analysis, earnings multiple approaches, recent transactions, transfer restrictions, prevailing discount rates, volatilities, credit ratings and other factors. In the Other class, interests in mixed assets funds are Level 2, and U.S. life insurance contracts and non-U.S. general fund investments and insurance arrangements are Level 3.

Details of the changes in value for Level 3 assets follow:

	2014	2015
Level 3, beginning	$250	308
Gains (Losses) on assets held	(18)	18
Gains (Losses) on assets sold	21	(20)
Purchases, sales and settlements, net	55	65
Level 3, ending	$308	371